Interim Statement Presentation (Details 2)	Aug. 31, 2023
Furniture and Fixtures [Member]
Property plant and equipment useful life	5 years
Minimum [Member] | Computer Equipment [Member]
Property plant and equipment useful life	3 years
Maximum [Member] | Computer Equipment [Member]
Property plant and equipment useful life	5 years